Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following tables present the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis by level within the fair value hierarchy:

	December 31, 2012
	Level 1	Level 2	Level 3	Total

Derivative Instrument
Interest rate swap, net liability*	$-	$-	$7,877	$7,877

Total	$-	$-	$7,877	$7,877

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Available-for-sale Securities
Equity Securities – industrial metals and minerals	$85,900	$-	$-	$85,900
Mutual Fund – bonds international	64,893	-	-	64,893
Total	$150,793	$-	$-	$150,793

*Note: The interest rate swap, entered into on November 13, 2012, consists of current liabilities of $24,048 (classified as Current portion of interest rate swap), and long-term assets of $16,171 (classified as Long-term portion of interest rate swap).

Schedule of Fair Value Assets and Liabilities Based on Level 3 [Table Text Block]

As of December 31, 2012 the only Level 3 financial asset or liability recorded by the Company was the November 13, 2012 interest rate swap (derivative financial instrument) entered into as part of the debt refinancing on November 2, 2012 as discussed in Note 8. There were no level 3 financial assets or liabilities as of December 31, 2011. However, as guidance requires the Company to show a reconciliation of all financial assets and liabilities classified as Level 3 in the fair value hierarchy for the current reporting period, the Company’s interest rate swaps (Level 3) consist of the following:

Level 3
Balance, January 1, 2012	-
Change in value, interest rate swap	7,877

Balance, December 31, 2012	$7,877